Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Foreign Exchange Risk Factor [Line items]
Income (Loss)	$ 48,639,409	$ 60,569,787	$ 75,011,888
Shareholders’ Equity	$ 608,877,558	593,085,292	$ 536,104,961	$ 467,674,054
Currency risk | Top of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 7,554	128
Shareholders’ Equity	$ 83,095	1,407
Currency risk | Top of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 351	452
Shareholders’ Equity	$ 3,862	4,971
Currency risk | Top of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 5	5
Shareholders’ Equity	$ 53	59
Currency risk | Top of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 7	8
Shareholders’ Equity	$ 77	84
Currency risk | Top of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 3	11
Shareholders’ Equity	$ 30	122
Currency risk | Top of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Income (Loss)	$ 9	14
Shareholders’ Equity	$ 100	153
Currency risk | Bottom of range | US Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (7,554)	(128)
Shareholders’ Equity	$ 67,987	1,151
Currency risk | Bottom of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (351)	(452)
Shareholders’ Equity	$ 3,160	4,067
Currency risk | Bottom of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (5)	(5)
Shareholders’ Equity	$ 43	49
Currency risk | Bottom of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (7)	(8)
Shareholders’ Equity	$ 63	68
Currency risk | Bottom of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (3)	(11)
Shareholders’ Equity	$ 24	100
Currency risk | Bottom of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Income (Loss)	$ (9)	(14)
Shareholders’ Equity	$ 82	$ 125